Vanguard® S&P Mid-Cap 400 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (1.7%)
	New York Times Co. Class A	212,772	9,998
*	Frontier Communications Parent Inc.	287,738	6,299
	Iridium Communications Inc.	162,679	6,198
	Nexstar Media Group Inc. Class A	43,358	6,154
	TKO Group Holdings Inc. Class A	77,785	6,015
*	ZoomInfo Technologies Inc. Class A	396,926	5,704
	TEGNA Inc.	262,162	4,019
*	Ziff Davis Inc.	60,470	3,859
	Cable One Inc.	5,924	3,152
			51,398
Consumer Discretionary (15.7%)
*	Deckers Outdoor Corp.	33,997	22,573
	Williams-Sonoma Inc.	83,547	15,668
*	Burlington Stores Inc.	84,407	14,315
*	Five Below Inc.	72,413	13,647
*	Floor & Decor Holdings Inc. Class A	138,472	12,699
*	TopBuild Corp.	41,313	12,220
	Toll Brothers Inc.	142,243	12,217
	Service Corp. International	196,249	12,024
	Vail Resorts Inc.	50,155	10,899
	Dick's Sporting Goods Inc.	81,516	10,605
*	Light & Wonder Inc.	118,536	10,481
*	Skechers USA Inc. Class A	174,799	10,297
	Churchill Downs Inc.	88,632	10,261
	Autoliv Inc.	98,849	10,243
	Lear Corp.	76,424	10,222
	Texas Roadhouse Inc. Class A	86,832	9,774
	Lithia Motors Inc. Class A	35,855	9,573
	Aramark	339,601	9,512
	Murphy USA Inc.	25,397	9,386
	Wingstop Inc.	38,998	9,374
	Gentex Corp.	303,675	9,235
	Tempur Sealy International Inc.	223,960	9,030
	H&R Block Inc.	198,105	8,998
*	Mattel Inc.	460,698	8,753
	Wyndham Hotels & Resorts Inc.	109,610	8,477
*	Crocs Inc.	80,193	8,469
	PVH Corp.	81,589	7,978
*	Planet Fitness Inc. Class A	110,006	7,474
*	Capri Holdings Ltd.	150,991	7,314
	Brunswick Corp.	90,847	7,165

		Shares	Market Value ($000)
	Thor Industries Inc.	69,348	6,870
	Hyatt Hotels Corp. Class A	59,733	6,855
*	Taylor Morrison Home Corp. Class A	142,383	6,422
	Valvoline Inc.	180,387	6,176
*	Ollie's Bargain Outlet Holdings Inc.	80,393	5,890
	Polaris Inc.	69,322	5,717
	Macy's Inc.	354,536	5,623
	Gap Inc.	277,707	5,574
	Boyd Gaming Corp.	92,376	5,455
*	RH	20,100	5,426
*	Grand Canyon Education Inc.	38,793	5,304
	KB Home	101,094	5,267
*	Goodyear Tire & Rubber Co.	368,776	5,122
*,1	GameStop Corp. Class A	348,877	5,076
	Harley-Davidson Inc.	167,732	5,030
*	Penn Entertainment Inc.	196,485	4,826
*	YETI Holdings Inc.	112,835	4,811
*	AutoNation Inc.	34,954	4,728
*	Visteon Corp.	36,684	4,353
	Wendy's Co.	220,535	4,135
	Leggett & Platt Inc.	173,271	3,963
*	Adient plc	121,840	3,923
	Penske Automotive Group Inc.	25,390	3,791
	Choice Hotels International Inc.	32,769	3,614
	Columbia Sportswear Co.	45,476	3,562
*	Fox Factory Holding Corp.	55,116	3,445
	Travel + Leisure Co.	96,169	3,428
	Carter's Inc.	48,468	3,305
*	Helen of Troy Ltd.	31,351	3,293
*	Hilton Grand Vacations Inc.	94,488	3,237
	Marriott Vacations Worldwide Corp.	44,122	3,217
	Graham Holdings Co. Class B	4,794	3,007
*	Topgolf Callaway Brands Corp.	185,920	2,279
*	Under Armour Inc. Class C	261,287	2,001
*	Under Armour Inc. Class A	244,448	1,990
	Nordstrom Inc.	126,053	1,969
			477,567
Consumer Staples (4.2%)
	Casey's General Stores Inc.	48,641	13,396
*	Performance Food Group Co.	203,132	13,214
*	US Foods Holding Corp.	295,502	12,952
*	BJ's Wholesale Club Holdings Inc.	174,801	11,289
*	Celsius Holdings Inc.	192,053	9,508
*	Darling Ingredients Inc.	207,486	9,102
*	BellRing Brands Inc.	170,999	9,046
	Ingredion Inc.	86,045	8,819
*	Sprouts Farmers Market Inc.	132,700	5,717
*	Post Holdings Inc.	66,108	5,648
*	Coty Inc. Class A	465,955	5,312
	Flowers Foods Inc.	250,185	5,206
	Coca-Cola Consolidated Inc.	6,097	4,478
	Lancaster Colony Corp.	26,496	4,396
*	Boston Beer Co. Inc. Class A	12,297	4,362
*	Grocery Outlet Holding Corp.	128,500	3,625
*	Pilgrim's Pride Corp.	52,208	1,334
			127,404

		Shares	Market Value ($000)
Energy (5.4%)
	Ovintiv Inc.	330,117	14,637
	Chesapeake Energy Corp.	146,355	11,754
	HF Sinclair Corp.	208,246	10,929
	Range Resources Corp.	313,974	10,204
	NOV Inc.	512,267	9,641
*	Southwestern Energy Co.	1,432,901	9,443
	Chord Energy Corp.	54,027	8,760
*	Antero Resources Corp.	367,324	8,680
*	Weatherford International plc	93,763	8,503
	Matador Resources Co.	144,149	8,343
	Murphy Oil Corp.	192,985	8,254
	Civitas Resources Inc.	110,995	7,624
	ChampionX Corp.	255,734	7,498
	DT Midstream Inc.	126,059	7,222
	PBF Energy Inc. Class A	143,099	6,354
	Permian Resources Corp. Class A	477,993	6,281
	Antero Midstream Corp.	443,047	5,901
*	Valaris Ltd.	82,776	5,678
	Equitrans Midstream Corp.	563,629	5,287
*	CNX Resources Corp.	210,052	4,382
			165,375
Financials (15.3%)
	Fidelity National Financial Inc.	336,367	15,083
	RenaissanceRe Holdings Ltd.	66,583	14,273
	Reinsurance Group of America Inc.	86,135	14,045
	Annaly Capital Management Inc.	642,523	11,610
	East West Bancorp Inc.	184,056	11,581
	Interactive Brokers Group Inc. Class A	139,160	10,832
	Ally Financial Inc.	353,140	10,319
	Unum Group	239,219	10,286
	Webster Financial Corp.	225,388	10,109
	Old Republic International Corp.	344,370	10,093
	Kinsale Capital Group Inc.	28,624	10,021
*	WEX Inc.	55,879	9,867
	American Financial Group Inc.	86,111	9,850
	Voya Financial Inc.	137,609	9,840
	Primerica Inc.	46,530	9,749
	Carlyle Group Inc.	280,959	9,631
	Erie Indemnity Co. Class A	32,447	9,593
	Morningstar Inc.	33,848	9,591
	First Horizon Corp.	726,815	9,296
	New York Community Bancorp Inc.	939,871	8,844
	Stifel Financial Corp.	135,878	8,291
	Cullen/Frost Bankers Inc.	83,418	8,199
	Jefferies Financial Group Inc.	229,916	8,148
	Selective Insurance Group Inc.	78,791	8,012
	First American Financial Corp.	134,105	7,993
	Starwood Property Trust Inc.	386,546	7,681
	SEI Investments Co.	130,859	7,678
	Commerce Bancshares Inc.	147,621	7,465
	Prosperity Bancshares Inc.	121,923	7,353
	SouthState Corp.	98,877	7,322
	Pinnacle Financial Partners Inc.	99,856	7,247
	RLI Corp.	52,198	7,078
	Wintrust Financial Corp.	79,631	6,822
	Essent Group Ltd.	139,181	6,728
	Evercore Inc. Class A	45,348	6,691

		Shares	Market Value ($000)
	MGIC Investment Corp.	367,271	6,460
	Affiliated Managers Group Inc.	45,594	6,180
	Columbia Banking System Inc.	271,331	6,086
	Cadence Bank	237,573	5,951
	Synovus Financial Corp.	190,151	5,855
	United Bankshares Inc.	175,537	5,812
	Hanover Insurance Group Inc.	46,512	5,781
	Bank OZK	136,887	5,730
	Old National Bancorp	380,631	5,668
	Western Union Co.	487,231	5,667
	FNB Corp.	466,792	5,597
	Home BancShares Inc.	245,089	5,436
	FirstCash Holdings Inc.	48,118	5,389
*	Euronet Worldwide Inc.	61,371	5,353
	Valley National Bancorp	554,728	5,048
	Glacier Bancorp Inc.	144,237	4,851
	Hancock Whitney Corp.	112,042	4,622
	Janus Henderson Group plc	172,406	4,515
*	Brighthouse Financial Inc.	85,213	4,434
	SLM Corp.	294,109	4,420
	First Financial Bankshares Inc.	167,122	4,387
	UMB Financial Corp.	56,806	4,071
	CNO Financial Group Inc.	146,999	3,895
	Federated Hermes Inc. Class B	114,851	3,655
	Associated Banc-Corp	196,334	3,483
	Kemper Corp.	78,331	3,465
*	Texas Capital Bancshares Inc.	62,445	3,427
	International Bancshares Corp.	69,419	3,115
			465,574
Health Care (7.8%)
*	Neurocrine Biosciences Inc.	127,035	14,811
*	United Therapeutics Corp.	61,055	14,653
	Chemed Corp.	19,613	11,121
*	Penumbra Inc.	50,003	11,105
*	Repligen Corp.	67,456	10,607
*	Jazz Pharmaceuticals plc	82,133	9,711
*	Tenet Healthcare Corp.	132,087	9,115
*	Exelixis Inc.	414,179	9,033
*	Acadia Healthcare Co. Inc.	119,907	8,752
	Encompass Health Corp.	130,392	8,498
*	Shockwave Medical Inc.	47,808	8,345
	Bruker Corp.	127,999	8,331
*	Medpace Holdings Inc.	30,217	8,180
*	HealthEquity Inc.	111,190	7,452
*	Option Care Health Inc.	234,002	6,962
*	Globus Medical Inc. Class A	152,683	6,859
*	Halozyme Therapeutics Inc.	171,617	6,626
*	Lantheus Holdings Inc.	89,022	6,376
*	Masimo Corp.	57,717	5,412
	Perrigo Co. plc	176,139	5,365
*	Haemonetics Corp.	65,972	5,335
*	Envista Holdings Corp.	213,120	4,836
*	QuidelOrtho Corp.	64,298	4,419
*	Azenta Inc.	78,256	4,411
*	Neogen Corp.	255,997	4,344
*	Amedisys Inc.	42,452	3,973
*	Inari Medical Inc.	66,402	3,964
*	Doximity Inc. Class A	163,281	3,796

		Shares	Market Value ($000)
*	Progyny Inc.	107,979	3,710
*	Integra LifeSciences Holdings Corp.	92,133	3,611
*	Enovis Corp.	64,566	3,193
*	LivaNova plc	70,097	3,144
*	Arrowhead Pharmaceuticals Inc.	139,447	2,956
	Patterson Cos. Inc.	110,702	2,813
*	R1 RCM Inc.	256,163	2,710
*	Sotera Health Co.	128,640	1,756
			236,285
Industrials (21.4%)
*	Builders FirstSource Inc.	162,661	21,814
	Carlisle Cos. Inc.	64,939	18,210
	Graco Inc.	219,843	17,759
	Lennox International Inc.	41,580	16,909
	Watsco Inc.	43,630	16,677
	Owens Corning	116,865	15,845
	Lincoln Electric Holdings Inc.	74,689	14,793
	AECOM	152,470	13,548
*	Saia Inc.	34,520	13,476
	EMCOR Group Inc.	61,318	13,031
*	XPO Inc.	150,862	13,016
	ITT Inc.	106,804	11,564
	nVent Electric plc	215,656	11,484
	Fortune Brands Innovations Inc.	165,073	11,296
	Knight-Swift Transportation Holdings Inc. Class A	209,833	11,285
	Toro Co.	135,171	11,219
	Tetra Tech Inc.	69,268	10,955
	Advanced Drainage Systems Inc.	90,085	10,910
	Curtiss-Wright Corp.	49,830	10,659
	Woodward Inc.	78,598	10,625
*	Clean Harbors Inc.	65,513	10,591
	Regal Rexnord Corp.	86,264	10,334
*	Trex Co. Inc.	141,230	9,924
*	FTI Consulting Inc.	44,268	9,759
*	RBC Bearings Inc.	37,799	9,742
	Donaldson Co. Inc.	157,723	9,596
*	CACI International Inc. Class A	29,659	9,519
	BWX Technologies Inc.	118,988	9,285
	Simpson Manufacturing Co. Inc.	55,513	9,269
	AGCO Corp.	80,852	9,179
	KBR Inc.	175,511	9,069
	WESCO International Inc.	57,499	8,961
	UFP Industries Inc.	80,480	8,823
*	Middleby Corp.	69,733	8,802
*	Paylocity Holding Corp.	56,016	8,776
*	GXO Logistics Inc.	154,727	8,705
	MSA Safety Inc.	48,060	8,369
	Oshkosh Corp.	84,951	8,265
	Science Applications International Corp.	69,836	8,199
	Landstar System Inc.	46,765	8,074
	Hexcel Corp.	109,882	7,616
	Genpact Ltd.	217,007	7,370
	Acuity Brands Inc.	40,577	7,274
*	Chart Industries Inc.	54,603	7,100
*	Fluor Corp.	186,508	7,093
	Watts Water Technologies Inc. Class A	35,621	6,857
	Crane Co.	63,516	6,712
	Maximus Inc.	79,074	6,602

		Shares	Market Value ($000)
	Flowserve Corp.	170,688	6,530
	Sensata Technologies Holding plc	198,286	6,446
	Ryder System Inc.	59,229	6,346
	Timken Co.	85,025	6,156
*	ExlService Holdings Inc.	215,587	6,116
	MSC Industrial Direct Co. Inc. Class A	61,660	6,007
	Valmont Industries Inc.	27,336	6,002
*	Kirby Corp.	77,403	5,941
	Esab Corp.	73,688	5,685
*	Stericycle Inc.	120,363	5,653
*	ASGN Inc.	62,964	5,619
*	Core & Main Inc. Class A	158,119	5,539
	Insperity Inc.	47,138	5,362
	Concentrix Corp.	56,207	5,283
	Exponent Inc.	66,149	5,091
	MDU Resources Group Inc.	264,913	5,070
	GATX Corp.	46,052	5,020
	ManpowerGroup Inc.	64,500	4,787
*	MasTec Inc.	78,633	4,768
	Brink's Co.	60,397	4,765
	EnerSys	53,390	4,724
*	Avis Budget Group Inc.	25,703	4,700
	Terex Corp.	87,681	4,340
*	Sunrun Inc.	282,535	3,645
	Werner Enterprises Inc.	82,472	3,300
*	Vestis Corp.	169,800	3,109
*	Hertz Global Holdings Inc.	173,725	1,449
			652,393
Information Technology (10.0%)
	Jabil Inc.	170,262	19,635
*	GoDaddy Inc. Class A	190,988	19,110
*	Manhattan Associates Inc.	80,225	17,894
*	Dynatrace Inc.	309,048	16,549
*	Super Micro Computer Inc.	59,405	16,245
*	Lattice Semiconductor Corp.	179,311	10,499
	Universal Display Corp.	56,664	9,588
*	Dropbox Inc. Class A	335,471	9,454
*	Onto Innovation Inc.	63,829	9,000
*	Ciena Corp.	194,483	8,917
*	Qualys Inc.	47,758	8,828
*	Arrow Electronics Inc.	72,412	8,585
	Cognex Corp.	224,136	8,450
	Littelfuse Inc.	32,383	7,539
*	Aspen Technology Inc.	36,899	6,947
	Vontier Corp.	201,299	6,790
	MKS Instruments Inc.	81,763	6,750
*	Novanta Inc.	46,583	6,728
	Dolby Laboratories Inc. Class A	77,475	6,673
	TD SYNNEX Corp.	67,481	6,656
*	Coherent Corp.	169,291	6,228
*	Teradata Corp.	129,959	6,141
*	MACOM Technology Solutions Holdings Inc.	70,184	5,894
	Power Integrations Inc.	74,664	5,705
	Avnet Inc.	118,902	5,560
*	Cirrus Logic Inc.	71,172	5,403
*	Kyndryl Holdings Inc.	297,766	5,369
*	Synaptics Inc.	51,416	5,205
*	Wolfspeed Inc.	119,929	4,421

		Shares	Market Value ($000)
*	Silicon Laboratories Inc.	41,452	4,368
*	Blackbaud Inc.	56,048	4,217
*	CommVault Systems Inc.	57,077	4,200
*	Lumentum Holdings Inc.	89,372	3,825
	Amkor Technology Inc.	134,263	3,782
*	IPG Photonics Corp.	38,820	3,717
	Vishay Intertechnology Inc.	165,144	3,671
	Belden Inc.	55,024	3,656
	Crane NXT Co.	62,804	3,232
*	Calix Inc.	76,785	2,963
*	NCR Voyix Corp.	174,134	2,730
*	Allegro MicroSystems Inc.	92,597	2,520
			303,644
Materials (7.0%)
	Reliance Steel & Aluminum Co.	76,177	20,968
	RPM International Inc.	167,884	17,280
	Crown Holdings Inc.	156,953	13,500
*	Cleveland-Cliffs Inc.	661,745	11,356
	AptarGroup Inc.	85,387	10,835
	United States Steel Corp.	290,054	10,413
	Royal Gold Inc.	85,455	10,408
	Berry Global Group Inc.	153,638	10,159
*	Axalta Coating Systems Ltd.	288,413	9,076
	Graphic Packaging Holding Co.	399,651	9,060
	Eagle Materials Inc.	46,093	8,345
	Olin Corp.	163,688	7,716
	Sonoco Products Co.	127,432	7,029
	Commercial Metals Co.	151,928	6,887
	Alcoa Corp.	232,146	6,235
	Cabot Corp.	72,769	5,523
	Westlake Corp.	41,528	5,332
	Ashland Inc.	66,660	5,327
	Chemours Co.	192,635	5,284
	Louisiana-Pacific Corp.	83,486	5,092
	NewMarket Corp.	8,981	4,765
	Silgan Holdings Inc.	108,703	4,535
*	Knife River Corp.	73,587	4,392
	Avient Corp.	118,489	4,070
	Scotts Miracle-Gro Co.	54,060	3,009
*	MP Materials Corp.	187,195	2,971
	Greif Inc. Class A	33,138	2,316
			211,883
Real Estate (7.9%)
	WP Carey Inc.	278,296	17,321
	Equity LifeStyle Properties Inc.	242,326	17,229
	Gaming & Leisure Properties Inc.	341,667	15,966
	Rexford Industrial Realty Inc.	268,560	13,219
	CubeSmart	292,453	11,628
	Lamar Advertising Co. Class A	113,881	11,535
	EastGroup Properties Inc.	59,060	10,262
	Omega Healthcare Investors Inc.	318,552	10,114
*	Jones Lang LaSalle Inc.	62,029	9,647
	NNN REIT Inc.	237,298	9,639
	Brixmor Property Group Inc.	391,041	8,415
	STAG Industrial Inc.	233,725	8,379
	First Industrial Realty Trust Inc.	172,049	8,095
	Spirit Realty Capital Inc.	183,857	7,593

			Shares	Market Value ($000)
		Healthcare Realty Trust Inc. Class A	495,458	7,566
		Agree Realty Corp.	125,236	7,415
		Apartment Income REIT Corp. Class A	194,128	6,041
		Kite Realty Group Trust	285,382	6,027
		Rayonier Inc.	177,453	5,444
		Vornado Realty Trust	208,219	4,902
		PotlatchDeltic Corp.	103,956	4,765
		Kilroy Realty Corp.	138,719	4,575
		Sabra Health Care REIT Inc.	300,790	4,392
		EPR Properties	97,989	4,372
		Park Hotels & Resorts Inc.	280,648	4,162
		Cousins Properties Inc.	197,446	4,052
		Independence Realty Trust Inc.	291,944	3,976
		Medical Properties Trust Inc.	778,466	3,776
		Physicians Realty Trust	310,203	3,623
		National Storage Affiliates Trust	107,964	3,583
		COPT Defense Properties	146,397	3,543
				241,256
Utilities (3.3%)
		Vistra Corp.	449,481	15,916
		Essential Utilities Inc.	316,570	11,273
		OGE Energy Corp.	260,553	9,132
		IDACORP Inc.	65,845	6,354
		National Fuel Gas Co.	119,448	6,067
		UGI Corp.	272,512	5,992
		Portland General Electric Co.	131,514	5,400
		New Jersey Resources Corp.	126,920	5,356
		Ormat Technologies Inc.	69,769	4,697
		PNM Resources Inc.	111,662	4,642
		Southwest Gas Holdings Inc.	78,107	4,617
		Black Hills Corp.	87,306	4,504
		Spire Inc.	68,432	4,175
		ONE Gas Inc.	72,133	4,157
		ALLETE Inc.	74,669	4,143
		Northwestern Energy Group Inc.	78,109	3,930
				100,355
Total Common Stocks (Cost $2,614,151)				3,033,134
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $8,696)	5.438%	86,989	8,698
Total Investments (100.0%) (Cost $2,622,847)				3,041,832
Other Assets and Liabilities—Net (0.0%)				(1,143)
Net Assets (100%)				3,040,689
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,938,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,770,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2023	16	4,108	27

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AECOM	1/31/24	CITNA	2,143	(5.331)	335	—
Wolfspeed Inc.	8/30/24	BANA	1,421	(5.331)	121	—
					456	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At November 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $302,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,033,134	—	—	3,033,134
Temporary Cash Investments	8,698	—	—	8,698
Total	3,041,832	—	—	3,041,832

Derivative Financial Instruments
Assets
Futures Contracts[1]	27	—	—	27
Swap Contracts	—	456	—	456
Total	27	456	—	483
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.